Organization - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended							1 Months Ended						1 Months Ended							1 Months Ended				12 Months Ended
	Apr. 30, 2011	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Computer and Network Equipment USD ($)	Dec. 31, 2013 Computer and Network Equipment CNY	Dec. 31, 2012 Computer and Network Equipment CNY	Apr. 30, 2011 American Depositary Shares CNY	Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI")	Apr. 30, 2013 Asiacloud Wireless Limited ("Asiacloud Wireless HK")	Apr. 30, 2013 Suzhou Zhuoaiyi Information Technology Co., Ltd. ("SZ Zhuoaiyi")	Apr. 30, 2013 Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy")	Apr. 30, 2013 Shanghai iJoy Information Technology Co., Ltd. ("SH iJoy")	Jul. 30, 2013 Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment")	Dec. 31, 2013 Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment") CNY	Jul. 30, 2013 Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment") Minimum CNY	Jul. 30, 2013 Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment") Variable Interest Entities CNY	Jul. 30, 2013 Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment") Variable Interest Entities 21Vianet Group Limited ("21Vianet HK") CNY	Jul. 30, 2013 Dongguan Asia Cloud Investment Co. Ltd. ("Asia Cloud Investment") Variable Interest Entities State Owned Entity CNY	Jul. 30, 2013 Long Term Bank Borrowings CNY	Jul. 31, 2013 Term Loan One Long Term Bank Borrowings	Jul. 31, 2013 Term Loan Two Long Term Bank Borrowings	Jan. 31, 2011 Loan Agreement Loan one CNY	Jan. 31, 2011 Loan Agreement Loan Two CNY	Dec. 31, 2013 Option Agreement	Dec. 31, 2013 Technical Consulting and Service Agreement CNY
Organization [Line Items]
Shares issued (in shares)									14,950,000
Share price (in dollars per share)									15
Number of ordinary shares in each American Depositary Shares (ADS) (in shares)	6
Net proceeds from issuance of ordinary shares		$ 88,095	533,301	0	1,332,904				1,332,904
Number of shares converted into ordinary shares	148,162,920
Agreement agreement between 21Vianet China and the 21Vianet Technology, term																										10 years	10 years
Agreement agreement between 21Vianet China and the 21Vianet Technology, expiration date																										Dec. 18, 2016	Dec. 18, 2016
Service fee per hour																											1
Loan facility provided to related parties		0	0	12,885																				7,000	3,000
Business acquisition, equity interests acquired										100.00%	100.00%	100.00%	100.00%	100.00%					90.00%
Contributed capital																		1,000,000	900,000	100,000
Minority interest ownership percentage																				10.00%
Loans, aggregate principal amount		148,669	900,000	0																	900,000
Debt instrument, stated rate																					4.00%
Debt instrument, maturity date																						Aug. 28, 2015	Sep. 10, 2015
Investment repurchased period															5 years
Investment repurchase agreement, description of investments subject to agreement															The 10% equity interest in Asia Cloud Investment held by the SOE is contractually required to be repurchased by 21Vianet Technology at the end of five years from the establishment of Asia Cloud Investment at a consideration equivalent to the higher of the then fair value and the investment cost of RMB100,000. The SOE is also entitled to a cumulative dividend at 8% per annum for its capital contribution of RMB100,000 in Asia Cloud Investment.
Investment consideration at time of repurchase																	100,000
Annual cumulative dividend percentage															8.00%
Aggregate amount of held to maturity securities																900,000
Assets pledged as collateral						$ 15,549	94,129	46,320